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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended December 31, 2004

                 Check here if Amendment [ ]; Amendment Number:
                        This Amendment (Check only one.):
                           [ ] is a restatement.
                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
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Name: Endeavour Capital Advisors, Inc. (1)

Address:    289 Greenwich Avenue, Greenwich, CT 06830

Form 13F File Number:  28-10420

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

(1) Laurence M. Austin and Mitchell J. Katz are the managing members of the Reporting Manager and other investment advisers which exercise investment discretion over various investment funds and accounts which are the holders of the shares listed herein.

Person Signing this Report on Behalf of Reporting Manager:
---------------------------------------------------------

Name: Glenn M. Hofsess

Title:   Chief Financial Officer

Phone: 203-618-0101

Signature, Place, and Date of Signing:

/s/Glenn M. Hofsess                Greenwich, CT               2/11/05
-------------------
     (Name)                        (City, State)                (Date)

Report Type (Check only one.):
-----------------------------

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   50 Items

Form 13F Information Table Value Total:   $519,243  (thousands)

List of Other Included Managers:  Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




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
                                                               TOTAL                                                    VOTING
                                                                FMV          TOTAL             INVESTMENT    OTHER     AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS     CUSIP     (X $1,000)      SHARES    SH/PRN  DISCRETION   MANAGERS      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
AFFILIATED MANAGERS GROUP INC        COM         008252108        15,004      221,500     SH       SOLE        NONE        221,500
AMERITRADE HOLDING CORP NEW          COM         03074K100        11,732      825,000     SH       SOLE        NONE        825,000
ARCH COAL INC                        COM         039380100           654       18,400     SH       SOLE        NONE         18,400
ARCHIPELAGO HLDG INC                 COM         03957A104         2,081       99,200     SH       SOLE        NONE         99,200
ASSURANT INC                         COM         04621X108         7,610      249,100     SH       SOLE        NONE        249,100
ASTORIA FINL CORP                    COM         046265104         4,541      113,600     SH       SOLE        NONE        113,600
BANK  NEW YORK INC                   COM         064057102        12,055      360,700     SH       SOLE        NONE        360,700
CITIGROUP INC                        COM         172967101        50,391    1,045,900     SH       SOLE        NONE      1,045,900
COLLINS & AIKMAN CORP NEW          COM NEW       194830204           741      170,000     SH       SOLE        NONE        170,000
COMMUNITY BANCORP NEV                COM         20343T100         1,224       40,000     SH       SOLE        NONE         40,000
COMPANHIA VALE DO RIO DOCE      SPONSORED ADR    204412209           882       30,400     SH       SOLE        NONE         30,400
CONSECO INC                        COM NEW       208464883        29,652    1,486,300     SH       SOLE        NONE      1,486,300
CONSOL ENERGY INC                    COM         20854P109         1,273       31,000     SH       SOLE        NONE         31,000
ENDURANCE SPECIALTY HLDGS LT         SHS         G30397106         7,129      208,460     SH       SOLE        NONE        208,460
ESPEED INC                           CLA         296643109         4,221      341,200     SH       SOLE        NONE        341,200
FEDERAL NATL MTG ASSN                COM         313586109        19,825      278,400     SH       SOLE        NONE        278,400
FIFTH THIRD BANCORP                  COM         316773100        14,256      301,400     SH       SOLE        NONE        301,400
HUDSON CITY BANCORP                  COM         443683107            37        1,000     SH       SOLE        NONE          1,000
INDYMAC BANCCORP INC                 COM         456607100         3,790      110,000     SH       SOLE        NONE        110,000
INPUT/OUTPUT INC                     COM         457652105           667       75,400     SH       SOLE        NONE         75,400
IPSCO INC                            COM         462622101           435        9,100     SH       SOLE        NONE          9,100
J P MORGAN & CHASE & CO              COM         46625H100        47,924    1,228,500     SH       SOLE        NONE      1,228,500
JANUS CAP GROUP INC                  COM         47102X105         7,190      427,700     SH       SOLE        NONE        427,700
KNIGHT TRADING GROUP INC             COM         499063105           329       30,000     SH       SOLE        NONE         30,000
LIMITED BRANDS INC                   COM         532716107           645       28,000     SH       SOLE        NONE         28,000
MARSH & MCLENNAN COS INC             COM         571748102         3,290      100,000     SH       SOLE        NONE        100,000
MBNA CORP                            COM         55262L100        22,778      808,000     SH       SOLE        NONE        808,000
MGIC INVT CORP WIS                   COM         552848103         7,029      102,000     SH       SOLE        NONE        102,000
MORGAN STANLEY                     COM NEW       617446448        30,358      546,800     SH       SOLE        NONE        546,800
MOSAIC CO                            COM         61945A107           898       55,000     SH       SOLE        NONE         55,000
NEW YORK CMNTY BANCORP INC           COM         649445103        13,961      678,692     SH       SOLE        NONE        678,692
PHOENIX COS INC NEW                  COM         71902E109         1,614      129,100     SH       SOLE        NONE        129,100
PLATINUM UNDERWRITER HLDGS L         COM         G7127P100        11,146      358,400     SH       SOLE        NONE        358,400
PMI GROUP INC                        COM         69344M101        24,607      589,400     SH       SOLE        NONE        589,400
PNC FINL SVCS GROUP INC              COM         693475105        15,049      262,000     SH       SOLE        NONE        262,000
RADIAN GROUP INC                     COM         750236101        20,854      391,700     SH       SOLE        NONE        391,700
RENAISSANCERE HOLDINGS LTD           COM         G7496G103        11,244      215,900     SH       SOLE        NONE        215,900
SEACOR HOLDINGS INC                  COM         811904101         1,319       24,700     SH       SOLE        NONE         24,700
ST PAUL TRAVELERS INC                COM         792860108        19,351      522,000     SH       SOLE        NONE        522,000
SUNTRUST BKS INC                     COM         867914103        11,060      149,708     SH       SOLE        NONE        149,708
TEEKAY SHIPPING MARSHALL ISL         COM         Y8564W103         2,186       51,900     SH       SOLE        NONE         51,900
TENET HEALTHCARE CORP                COM         88033G100           988       90,000     SH       SOLE        NONE         90,000
UCBH HOLDINGS INC                    COM         90262T308         8,335      181,900     SH       SOLE        NONE        181,900
UNIONBANCAL CORP                     COM         908906100         5,541       85,940     SH       SOLE        NONE         85,940
US BANCORP DEL                     COM NEW       902973304        22,820      728,600     SH       SOLE        NONE        728,600
USB HLDG INC                         COM         902910108         3,659      146,963     SH       SOLE        NONE        146,963
WACHOVIA CORP 2ND NEW                COM         929903102        21,703      412,600     SH       SOLE        NONE        412,600
WASHINGTON MUT INC                   COM         939322103        10,323      244,150     SH       SOLE        NONE        244,150
WHEELING PITTSBURGH CORP           COM NEW       963142302           385       10,000     SH       SOLE        NONE         10,000
ZENITH NATL INS CORP                 COM         989390109         4,461       89,500     SH       SOLE        NONE         89,500